Capital Group High Yield Bond ETF
Investment portfolio
September 30, 2025
unaudited

Bonds, notes & other debt instruments 89.14% Corporate bonds, notes & loans 89.14% Energy 15.27%	Principal amount (000)	Value (000)
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	USD338	$344
Baytex Energy Corp. 7.375% 3/15/2032 (a)	317	311
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	750	743
Civitas Resources, Inc. 9.625% 6/15/2033 (a)	634	670
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	374	379
Global Partners, LP 7.125% 7/1/2033 (a)	312	320
NFE Financing, LLC 12.00% 11/15/2029 (a)	349	103
Northern Oil and Gas, Inc. 8.125% 3/1/2028 (a)	297	302
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	60	60
Petrobras Global Finance BV 5.125% 9/10/2030	300	297
Petroleos Mexicanos 5.35% 2/12/2028	260	259
Petroleos Mexicanos 5.95% 1/28/2031	375	363
Sunoco, LP 4.50% 5/15/2029	870	849
Sunoco, LP 5.625% 3/15/2031 (a)	45	45
Sunoco, LP 5.875% 3/15/2034 (a)	45	45
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(b)	120	122
Talos Production, Inc. 9.00% 2/1/2029 (a)	305	316
Transocean International, Ltd. 7.875% 10/15/2032 (a)	20	20
Transocean, Inc. 8.50% 5/15/2031 (a)	120	118
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	650	708
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	364	383
Venture Global Plaquemines LNG, LLC 6.875% 1/31/2036 (a)	187	199
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	690	706
Weatherford International, Ltd. 6.75% 10/15/2033 (a)	245	245
		7,907
Consumer discretionary 13.97%
Advance Auto Parts, Inc. 3.50% 3/15/2032	147	129
Bath & Body Works, Inc. 6.875% 11/1/2035	260	271
Beach Acquisition Bidco, LLC 10.00% 7/15/2033 (a)	200	216
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	705	726
Carnival Corp. 5.125% 5/1/2029 (a)	40	40
Carnival Corp. 6.00% 5/1/2029 (a)	935	950
Flutter Treasury DAC 5.875% 6/4/2031 (a)	408	414
Flutter Treasury DAC 6.125% 6/4/2031	GBP100	136
Ford Motor Credit Co., LLC 5.73% 9/5/2030	USD200	202
Ford Motor Credit Co., LLC 6.532% 3/19/2032	260	271
Genting New York, LLC 7.25% 10/1/2029 (a)	650	672
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	270	267
Hanesbrands, Inc. 9.00% 2/15/2031 (a)	265	281
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	325	319
Levi Strauss & Co. 3.50% 3/1/2031 (a)	725	674
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	743	710
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	208	220
Capital Group High Yield Bond ETF — Page 1 of 7

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	USD208	$223
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	250	248
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	114	115
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.752% 7/1/2032 (c)(d)	150	150
		7,234
Communication services 12.54%
CCO Holdings, LLC 4.25% 2/1/2031 (a)	587	541
CCO Holdings, LLC 4.50% 6/1/2033 (a)	452	402
CCO Holdings, LLC 4.25% 1/15/2034 (a)	619	536
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	146	146
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (a)	156	161
Connect Finco SARL 9.00% 9/15/2029 (a)	343	361
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	373	373
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	150	148
DISH Network Corp. 11.75% 11/15/2027 (a)	104	110
EchoStar Corp. 10.75% 11/30/2029	308	339
EchoStar Corp. 6.75% PIK or Cash 11/30/2030 (e)	165	170
Gray Media, Inc. 10.50% 7/15/2029 (a)	335	363
Gray Media, Inc. 9.625% 7/15/2032 (a)	45	46
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	65	66
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	369	361
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	421	407
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	244	229
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	426	386
Univision Communications, Inc. 4.50% 5/1/2029 (a)	530	500
Univision Communications, Inc. 9.375% 8/1/2032 (a)	78	83
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	104	103
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	749	599
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	85	64
		6,494
Health care 9.35%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	200	205
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	223	221
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	175	157
DaVita, Inc. 6.75% 7/15/2033 (a)	860	887
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (a)	281	302
IQVIA, Inc. 6.25% 6/1/2032 (a)	750	772
Medline Borrower, LP 6.25% 4/1/2029 (a)	795	816
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	281	255
Owens & Minor, Inc. 6.25% 4/1/2030 (a)	330	273
Radiology Partners, Inc. 9.781% 2/15/2030 (a)	142	139
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	140	145
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	650	670
		4,842
Financials 8.94%
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	322	313
Block, Inc. 5.625% 8/15/2030 (a)	85	86
Block, Inc. 3.50% 6/1/2031	530	494
Block, Inc. 6.50% 5/15/2032	292	302
Brown & Brown, Inc. 5.55% 6/23/2035	312	321
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	338	321
Capital Group High Yield Bond ETF — Page 2 of 7

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	USD204	$188
FS KKR Capital Corp. 6.125% 1/15/2031	150	149
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	200	199
Navient Corp. 7.875% 6/15/2032	805	848
OneMain Finance Corp. 7.125% 9/15/2032	835	864
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	31	32
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	18	19
Starwood Property Trust, Inc. 5.25% 10/15/2028 (a)	250	250
Voyager Parent, LLC 9.25% 7/1/2032 (a)	234	247
		4,633
Industrials 7.85%
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	369	383
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	690	712
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	328	348
Icahn Enterprises, LP 5.25% 5/15/2027	432	425
Science Applications International Corp. 5.875% 11/1/2033 (a)	40	40
Spirit AeroSystems, Inc. 9.75% 11/15/2030 (a)	343	378
Standard Building Solutions, Inc. 6.25% 8/1/2033 (a)	192	195
TransDigm, Inc. 6.375% 5/31/2033 (a)	395	400
TransDigm, Inc. 6.25% 1/31/2034 (a)	220	226
TransDigm, Inc. 6.75% 1/31/2034 (a)	150	155
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	775	806
		4,068
Information technology 6.93%
ams-OSRAM AG 12.25% 3/30/2029 (a)	150	162
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	125	126
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	473	502
CommScope, LLC 7.125% 7/1/2028 (a)	249	250
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	219	232
Fair Isaac Corp. 6.00% 5/15/2033 (a)	348	353
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 8.129% 7/30/2032 (c)(d)	170	169
Helios Software Holdings, Inc. 8.75% 5/1/2029 (a)	297	308
Hughes Satellite Systems Corp. 5.25% 8/1/2026	75	74
Hughes Satellite Systems Corp. 6.625% 8/1/2026	98	93
Intel Corp. 3.05% 8/12/2051	45	29
Intel Corp. 5.60% 2/21/2054	73	70
ION Trading Technologies SARL 9.50% 5/30/2029 (a)	285	302
UKG, Inc. 6.875% 2/1/2031 (a)	338	349
Unisys Corp. 10.625% 1/15/2031 (a)	250	267
Viasat, Inc. 7.50% 5/30/2031 (a)	68	64
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.778% 3/2/2029 (c)(d)	226	223
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.75% 5/30/2030 (c)(d)	15	15
		3,588
Materials 6.23%
AmeriTex HoldCo Intermediate, LLC, 7.625% 8/15/2033 (a)	146	152
Century Aluminum Co. 6.875% 8/1/2032 (a)	130	135
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	635	648
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	75	77
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (a)	230	244
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	655	665
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)	192	196
Capital Group High Yield Bond ETF — Page 3 of 7

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	USD177	$186
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	499	526
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (a)	70	69
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	105	105
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	208	222
		3,225
Real estate 4.16%
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	790	741
Kennedy-Wilson, Inc. 4.75% 3/1/2029	161	154
Kennedy-Wilson, Inc. 4.75% 2/1/2030	166	155
MPT Operating Partnership, LP 5.00% 10/15/2027	161	156
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	276	294
Service Properties Trust 8.00% 9/30/2027 (a)	85	75
Service Properties Trust 3.95% 1/15/2028	104	97
Service Properties Trust 8.625% 11/15/2031 (a)	312	333
Service Properties Trust 8.875% 6/15/2032	150	151
		2,156
Utilities 2.17%
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	156	160
Long Ridge Energy, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.502% 2/19/2032 (c)(d)	130	127
PG&E Corp. 5.00% 7/1/2028	172	171
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	630	669
		1,127
Consumer staples 1.73%
Post Holdings, Inc. 6.25% 2/15/2032 (a)	870	896
Total corporate bonds, notes & loans		46,170
Total bonds, notes & other debt instruments (cost: $45,604,000)		46,170
Convertible bonds & notes 2.98% Communication services 0.60%
EchoStar Corp., convertible notes, 3.875% 11/30/2030	72	176
Spotify USA, Inc., convertible notes, 0% 3/15/2026	99	136
		312
Real estate 0.55%
Ventas Realty, LP 3.75% 6/1/2026	104	134
Welltower OP, LLC 2.75% 5/15/2028 (a)	79	148
		282
Utilities 0.54%
CenterPoint Energy, Inc., convertible notes, 3.00% 8/1/2028 (a)	150	152
Southern Co. (The), convertible notes, 4.50% 6/15/2027	114	127
		279
Consumer discretionary 0.32%
Carnival Corp., convertible notes, 5.75% 12/1/2027	75	168
Capital Group High Yield Bond ETF — Page 4 of 7

unaudited
Convertible bonds & notes (continued) Health care 0.27%	Principal amount (000)	Value (000)
Halozyme Therapeutics, Inc. 1.00% 8/15/2028	USD101	$142
Information technology 0.24%
Super Micro Computer, Inc. 0% 6/15/2030 (a)	111	123
Financials 0.23%
Coinbase Global, Inc., convertible notes, 0.25% 4/1/2030	95	120
Industrials 0.23%
Axon Enterprise, Inc. 0.50% 12/15/2027	38	119
Total convertible bonds & notes (cost: $1,463,000)		1,545
Convertible stocks 0.27% Industrials 0.27%	Shares
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	2,000	139
Short-term securities 8.20% Money market investments 8.20%
Capital Group Central Cash Fund 4.17% (f)(g)	42,475	4,248
Total short-term securities (cost: $4,247,000)		4,248
Total investment securities 100.59% (cost $51,446,000)		52,102
Other assets less liabilities (0.59)%		(308)
Net assets 100.00%		$51,794
Investments in affiliates (g)

	Value at 6/24/2025 (h) (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 8.20%
Money market investments 8.20%
Capital Group Central Cash Fund 4.17% (f)	$—	$13,326	$9,077	$— (i)	$(1)	$4,248	$59

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $36,634,000, which represented 70.73% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $684,000, which represented 1.32% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(f)	Rate represents the seven-day yield at 9/30/2025.
(g)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Commencement of operations.
(i)	Amount less than one thousand.
Capital Group High Yield Bond ETF — Page 5 of 7

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital Group High Yield Bond ETF — Page 6 of 7

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of September 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$46,170	$—	$46,170
Convertible bonds & notes	—	1,545	—	1,545
Convertible stocks	139	—	—	139
Short-term securities	4,248	—	—	4,248
Total	$4,387	$47,715	$—	$52,102

Key to abbreviation(s)
CME = CME Group
DAC = Designated Activity Company
GBP = British pounds
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
ETGEFP3-326-1125
Capital Group High Yield Bond ETF — Page 7 of 7